Preferred Shares - Preferred Share Dividends Declared (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Series A
Disclosure of classes of share capital [line items]
Dividends declared		$ 9	$ 5	$ 9
Dividend rate on preference shares, spread	2.03%
Series B
Disclosure of classes of share capital [line items]
Dividends declared		$ 1	1	1
Dividend rate on preference shares, spread	2.03%	2.03%
Series C
Disclosure of classes of share capital [line items]
Dividends declared		$ 14	8	14
Dividend rate on preference shares, spread		3.10%
Series E
Disclosure of classes of share capital [line items]
Dividends declared		$ 15	9	15
Dividend rate on preference shares, spread		3.65%
Series G
Disclosure of classes of share capital [line items]
Dividends declared		$ 10	7	11
Dividend rate on preference shares, spread		3.80%
Preferred Shares
Disclosure of classes of share capital [line items]
Dividends declared		$ 49	$ 30	$ 50